Quarterly Holdings Report
for
Fidelity® Low Duration Bond ETF
May 31, 2025
LOD-NPRT3-0725
1.9911012.101
Asset-Backed Securities - 21.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	749,000	747,880
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	1,500,000	1,500,290
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	558,000	557,389
TOTAL BAILIWICK OF JERSEY		2,805,559
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	697,197	705,633
GRAND CAYMAN (UK OVERSEAS TER) - 3.2%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	535,315	534,512
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	273,285	273,359
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4095% 1/20/2036 (b)(c)(d)	940,000	939,622
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	910,000	908,458
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.612% 8/20/2034 (b)(c)(d)	566,000	566,138
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	853,000	849,875
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	1,038,000	1,038,342
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5142% 7/27/2031 (b)(c)(d)	877,365	876,894
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	845,000	842,199
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	892,000	892,183
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	787,000	787,856
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A2, CME Term SOFR 3 month Index + 1.6%, 5.8561% 4/15/2030 (b)(c)(d)	1,150,000	1,151,198
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	227,229	227,264
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	452,205	452,266
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.6561% 4/15/2031 (b)(c)(d)	925,000	924,419
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	696,000	695,331
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		11,959,916
UNITED STATES - 17.8%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	16,526	16,544
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (c)	542,393	542,564
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (c)	370,000	369,921
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	366,150	366,213
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	3,798	3,801
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	80,886	81,308
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (c)	165,000	165,037
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/2027	1,510,000	1,509,466
BMW Vehicle Lease Trust Series 2024-1 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.722% 7/27/2026 (b)(d)	5,188	5,188
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (c)	219,652	220,046
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (c)	340,000	339,747
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	821,885	821,899
CarMax Auto Owner Trust Series 2022-2 Class A3, 3.49% 2/16/2027	256,363	255,606
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	559,298	557,754
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	136,062	136,260
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	337,959	338,377
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	432,467	433,460
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9113% 5/17/2027 (b)(d)	712,075	712,410
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	549,753	550,855
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	570,005	570,106
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	525,000	525,230
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	32,754	32,872
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	400,829	400,637
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	295,000	294,527
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (c)	250,812	251,446
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (c)	513,267	514,400
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	1,500,000	1,497,102
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (c)	221,530	221,745
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	373,113	373,487
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (c)	670,000	670,376
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (c)	130,000	130,249
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (c)	620,036	621,455
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (c)	260,000	259,552
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (c)	365,000	365,289
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (c)	282,047	283,222
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	535,000	534,978
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (c)	1,106,000	1,104,720
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (c)	563,450	565,239
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (c)	920,000	920,312
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (c)	775,000	775,445
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	130,927	131,497
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	810,000	810,104
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	40,000	39,966
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	981,000	981,000
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	1,100,000	1,091,632
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	775,000	774,641
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (c)	1,200,000	1,184,066
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (c)	900,000	888,320
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	854,985	855,315
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	615,000	615,109
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	1,100,000	1,098,716
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class A, 1.06% 9/15/2027	25,000	24,744
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	485,047	486,319
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	512,880	514,044
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	1,100,000	1,100,701
Gm Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/2026	89,380	89,221
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	6,083	6,057
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/2027	16,234	16,247
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,045,000	1,044,426
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/2026	373,066	373,315
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	703,505	703,056
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4823% 6/15/2028 (b)(c)(d)	1,111,000	1,116,676
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (c)	940,000	941,851
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9323% 3/15/2029 (b)(c)(d)	705,000	703,531
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	950,000	949,822
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	953,000	950,798
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,100,000	1,100,686
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	457,770	458,606
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (c)	379,246	380,048
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (c)	233,601	233,707
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (c)	1,404,320	1,409,187
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (c)	518,295	519,432
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (c)	915,000	916,258
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	5,728	5,718
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	5,298	5,308
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	744,421	744,256
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	9,177	9,190
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7613% 8/16/2027 (b)(d)	747,186	747,447
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5195% 7/20/2036 (b)(c)(d)	1,419,000	1,420,440
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (c)	283,307	284,646
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (c)	1,015,000	1,016,480
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (c)	445,000	445,555
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	20,828	20,860
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	680,430	682,081
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	700,000	701,246
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	439,462	439,267
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	496,830	498,312
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)	86,988	86,982
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (c)	775,804	775,191
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (c)	565,000	565,515
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	100,000	100,303
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	141,455	141,590
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	1,100,000	1,100,023
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (c)	250,977	251,346
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (c)	281,361	281,416
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (c)	812,398	812,314
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (c)	3,354	3,356
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (c)	336,292	337,157
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (c)	314,131	314,036
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	7,166	7,176
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	14,616	14,673
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (c)	372,542	372,517
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (c)	335,452	335,979
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	192	191
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	143,239	142,725
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	485,955	485,996
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	456,283	457,121
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,120,000	1,120,365
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	106,014	106,037
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (c)	1,263,858	1,268,557
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (c)	675,000	675,801
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	920,000	921,255
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.7966% 12/21/2026 (b)(d)	882,921	881,942
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	933,215	933,696
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (c)	560,000	559,740
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.1567% 2/18/2039 (c)(d)	894,640	895,684
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3267% 6/21/2039 (b)(c)(d)	459,000	460,718
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,070,000	1,070,187
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,120,000	1,118,693
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	342,020	342,670
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	820,000	819,793
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	6,133	6,147
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7623% 2/16/2027 (d)	414,812	414,918
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	488,283	489,449
TOTAL UNITED STATES		66,540,008
TOTAL ASSET-BACKED SECURITIES (Cost $81,891,370)		82,011,116

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d) (Cost $94,840)	99,073	97,148

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	820,000	823,434
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	63,922	62,956
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	109,917	108,741
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	128,092	128,172
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	211,000	211,132
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	1,135,786	1,136,496
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (c)(d)	393,550	394,042
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	953,504	951,717
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	75,897	76,206
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	98,460	98,460
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	585,000	585,068
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	396,962	397,459
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	775,000	769,188
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	20,955	20,942
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	1,139,759	1,139,047
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	294,508	294,875
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	13,142	13,023
COMM Mortgage Trust Series 2015-CR27 Class ASB, 3.404% 10/10/2048	8,909	8,893
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	44,504	44,009
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	3,514	3,505
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	36,864	36,457
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	980,709	969,846
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	120,404	119,670
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	78,956	77,791
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	107,216	107,216
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	407,414	401,273
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	49,053	48,403
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	22,592	22,293
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	819,268	807,716
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	119,368	117,683
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	25,737	25,808
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)	532,842	532,509
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	316,000	315,901
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	85,114	84,007
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	11,587	11,412
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	200,298	197,845
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	73,772	73,323
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8632% 1/15/2059 (b)(d)	424,745	425,407
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class ASB, 3.324% 1/15/2059	2	2
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	27,509	27,311
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	95,956	95,262
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	31,970	31,616
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	38,271	37,863
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	388,000	389,320
TOTAL UNITED STATES		12,223,299
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,164,886)		12,223,299

Non-Convertible Corporate Bonds - 50.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	1,200,000	1,201,554
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 1.625% 4/27/2026 (c)	800,000	778,563
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.0901% 10/1/2026 (b)(c)(d)	1,135,000	1,135,725
		1,914,288
TOTAL AUSTRALIA		3,115,842
CANADA - 4.0%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd 2.05% 7/15/2025	800,000	797,364
Enbridge Inc 1.6% 10/4/2026	780,000	749,912
TransCanada PipeLines Ltd 4.875% 1/15/2026	930,000	930,414
		2,477,690
Financials - 3.4%
Banks - 3.4%
Bank of Montreal 3.7% 6/7/2025	750,000	749,813
Bank of Montreal 4.567% 9/10/2027 (d)	1,030,000	1,029,160
Bank of Montreal U.S. SOFR Averages Index + 1.06%, 5.4046% 6/7/2025 (b)(d)	1,125,000	1,125,123
Bank of Nova Scotia/The 2.7% 8/3/2026	1,100,000	1,078,638
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.8936% 3/2/2026 (b)(d)	30,000	30,023
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9466% 1/27/2027 (b)(c)(d)	1,100,000	1,102,677
National Bank of Canada 4.95% 2/1/2028 (d)	1,175,000	1,180,065
Royal Bank of Canada 1.15% 6/10/2025	30,000	29,979
Royal Bank of Canada 4.51% 10/18/2027 (d)	1,100,000	1,100,384
Royal Bank of Canada 5.069% 7/23/2027 (d)	1,500,000	1,509,914
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.8871% 4/27/2026 (b)(d)	1,100,000	1,101,027
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (b)(d)	1,100,000	1,100,606
Toronto Dominion Bank 3.766% 6/6/2025	30,000	29,997
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,501,869
Toronto Dominion Bank U.S. SOFR Index + 1.02%, 5.3649% 6/6/2025 (b)(d)	25,000	25,004
		12,694,279
TOTAL CANADA		15,171,969
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 1.549% 9/10/2027 (c)(d)	790,000	759,955
Danske Bank A/S 6.259% 9/22/2026 (c)(d)	1,100,000	1,104,145

TOTAL DENMARK		1,864,100
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0413% 3/17/2028 (b)(c)(d)	1,100,000	1,100,575
FRANCE - 0.9%
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 2.219% 6/9/2026 (c)(d)	1,050,000	1,049,462
BNP Paribas SA 2.591% 1/20/2028 (c)(d)	1,100,000	1,061,771
Credit Agricole SA 5.589% 7/5/2026 (c)	1,000,000	1,012,541
Credit Agricole SA/London 1.907% 6/16/2026 (c)(d)	350,000	349,598

TOTAL FRANCE		3,473,372
GERMANY - 2.9%
Consumer Discretionary - 1.9%
Automobiles - 1.9%
BMW US Capital LLC U.S. SOFR Averages Index + 0.62%, 4.9091% 8/11/2025 (b)(c)(d)	1,100,000	1,100,626
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.0885% 8/13/2026 (b)(c)(d)	1,100,000	1,103,826
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9506% 7/31/2026 (b)(c)(d)	1,500,000	1,500,765
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1201% 4/1/2027 (b)(c)(d)	750,000	749,198
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1713% 3/20/2026 (b)(c)(d)	1,530,000	1,532,171
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3485% 8/14/2026 (b)(c)(d)	1,091,000	1,094,550
		7,081,136
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	1,250,000	1,232,512
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	1,170,000	1,126,261
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	800,000	800,844
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	759,000	777,017
		3,936,634
TOTAL GERMANY		11,017,770
IRELAND - 1.8%
Financials - 1.2%
Banks - 0.5%
Bank of Ireland Group PLC 2.029% 9/30/2027 (c)(d)	811,000	781,596
Bank of Ireland Group PLC 6.253% 9/16/2026 (c)(d)	1,000,000	1,003,696
		1,785,292
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	980,000	949,811
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	800,000	798,995
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	930,000	930,400
		2,679,206
TOTAL FINANCIALS		4,464,498

Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (c)	1,031,000	1,007,723
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)	1,100,000	1,091,964
		2,099,687
TOTAL IRELAND		6,564,185
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV 1.625% 7/12/2026 (c)(e)	1,190,000	1,150,286
Enel Finance International NV 7.05% 10/14/2025 (c)(e)	1,356,000	1,365,388

TOTAL ITALY		2,515,674
JAPAN - 0.9%
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025	1,000,000	995,995
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,200,000	1,153,111
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,175,822

TOTAL JAPAN		3,324,928
NETHERLANDS - 2.0%
Financials - 1.7%
Banks - 1.7%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1214% 9/18/2027 (b)(c)(d)	1,100,000	1,110,934
Cooperatieve Rabobank UA 1.339% 6/24/2026 (c)(d)	1,200,000	1,197,148
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(d)	980,000	940,401
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	999,396
ING Groep NV 1.4% 7/1/2026 (c)(d)	1,200,000	1,196,586
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.9035% 9/11/2027 (b)(d)	1,100,000	1,109,643
		6,554,108
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 5.35% 3/1/2026	1,100,000	1,105,663
TOTAL NETHERLANDS		7,659,771
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.127% 9/16/2026 (c)(d)	1,221,000	1,207,881
SWEDEN - 0.6%
Financials - 0.6%
Banks - 0.6%
Svenska Handelsbanken AB 1.418% 6/11/2027 (c)(d)	1,180,000	1,141,809
Swedbank AB 6.136% 9/12/2026 (c)	1,100,000	1,122,144

TOTAL SWEDEN		2,263,953
SWITZERLAND - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG 1.364% 1/30/2027 (c)(d)	1,260,000	1,231,956
UBS Group AG 1.494% 8/10/2027 (c)(d)	1,200,000	1,154,520
UBS Group AG 2.193% 6/5/2026 (c)(d)	1,200,000	1,199,765
UBS Group AG 6.373% 7/15/2026 (c)(d)	1,000,000	1,001,396

TOTAL SWITZERLAND		4,587,637
UNITED KINGDOM - 4.8%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.215% 9/6/2026	801,000	787,413
BAT International Finance PLC 3.95% 6/15/2025 (c)	25,000	24,987
Reynolds American Inc 4.45% 6/12/2025	1,110,000	1,109,917
		1,922,317
Financials - 4.0%
Banks - 4.0%
Barclays PLC 4.375% 1/12/2026	1,200,000	1,197,111
Barclays PLC 5.829% 5/9/2027 (d)	1,150,000	1,160,496
Barclays PLC 7.325% 11/2/2026 (d)	1,100,000	1,111,238
Barclays PLC U.S. SOFR Index + 1.88%, 6.2217% 9/13/2027 (b)(d)	1,100,000	1,111,813
HSBC Holdings PLC 2.099% 6/4/2026 (d)	1,200,000	1,199,823
HSBC Holdings PLC 2.251% 11/22/2027 (d)	1,000,000	963,263
HSBC Holdings PLC 5.887% 8/14/2027 (d)	1,150,000	1,164,268
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	800,000	777,311
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	1,120,000	1,132,743
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.875% 8/7/2027 (b)(d)	1,100,000	1,108,391
NatWest Group PLC 1.642% 6/14/2027 (d)	1,157,000	1,121,053
NatWest Group PLC 5.847% 3/2/2027 (d)	1,440,000	1,451,656
NatWest Group PLC 7.472% 11/10/2026 (d)	1,100,000	1,112,633
		14,611,799
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (b)(d)	1,250,000	1,253,013
TOTAL UNITED KINGDOM		17,787,129
UNITED STATES - 29.1%
Communication Services - 1.1%
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	1,184,000	1,183,817
Wireless Telecommunication Services - 0.8%
Sprint LLC 7.625% 3/1/2026	900,000	909,893
T-Mobile USA Inc 2.25% 2/15/2026	960,000	943,509
T-Mobile USA Inc 2.625% 4/15/2026	1,160,000	1,142,022
		2,995,424
TOTAL COMMUNICATION SERVICES		4,179,241

Consumer Discretionary - 2.4%
Automobiles - 1.7%
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.1268% 10/3/2025 (b)(d)	1,100,000	1,101,561
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.7917% 6/13/2025 (b)(d)	1,100,000	1,100,092
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9389% 5/20/2026 (b)(d)	900,000	900,611
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0401% 1/9/2026 (b)(d)	1,100,000	1,101,512
Hyundai Capital America 5.45% 6/24/2026 (c)	661,000	664,298
Hyundai Capital America 5.8% 6/26/2025 (c)	1,100,000	1,100,502
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.6263% 11/3/2025 (b)(c)(d)	50,000	50,120
		6,018,696
Leisure Products - 0.4%
Mattel Inc 3.375% 4/1/2026 (c)	380,000	374,144
Mattel Inc 5.875% 12/15/2027 (c)	1,280,000	1,284,480
		1,658,624
Specialty Retail - 0.3%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (b)(d)	860,000	860,865
Ross Stores Inc 0.875% 4/15/2026	400,000	387,672
		1,248,537
TOTAL CONSUMER DISCRETIONARY		8,925,857

Consumer Staples - 1.4%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (b)(d)	1,272,000	1,273,895
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (c)	959,000	959,929
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (b)(d)	1,039,000	1,041,639
		2,001,568
Food Products - 0.4%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,350,000	1,314,891
The Campbell's Company 5.3% 3/20/2026	3,000	3,013
		1,317,904
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	770,000	752,059
TOTAL CONSUMER STAPLES		5,345,426

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6382% 2/26/2027 (b)(d)	1,066,000	1,066,160
DCP Midstream Operating LP 5.375% 7/15/2025	1,020,000	1,020,259
Energy Transfer LP 5.625% 5/1/2027 (c)	30,000	30,001
EQT Corp 3.125% 5/15/2026 (c)	499,000	489,994
Williams Cos Inc/The 5.4% 3/2/2026	1,100,000	1,105,482
		3,711,896
Financials - 16.2%
Banks - 7.3%
Bank of America Corp 1.197% 10/24/2026 (d)	750,000	739,434
Bank of America Corp 1.319% 6/19/2026 (d)	1,000,000	998,056
Bank of America Corp 1.734% 7/22/2027 (d)	1,200,000	1,160,758
Bank of America Corp 3.559% 4/23/2027 (d)	1,160,000	1,148,117
Bank of America Corp 3.824% 1/20/2028 (d)	1,150,000	1,134,577
Citibank NA U.S. SOFR Index + 0.708%, 5.0107% 8/6/2026 (b)(d)	750,000	751,163
Citibank NA U.S. SOFR Index + 0.781%, 5.1013% 5/29/2027 (b)(d)	1,130,000	1,130,525
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.437% 5/7/2028 (b)(d)	900,000	901,951
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0452% 4/12/2028 (b)(d)	912,000	909,829
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	1,100,000	1,073,321
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	1,219,000	1,187,091
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	1,100,000	1,122,839
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)	900,000	899,395
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0087% 10/15/2027 (b)(d)	1,200,000	1,200,203
PNC Bank NA 3.25% 6/1/2025	650,000	650,000
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	1,130,000	1,130,644
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	1,200,000	1,207,058
Santander Holdings USA Inc 3.45% 6/2/2025	1,220,000	1,220,000
Santander Holdings USA Inc 4.5% 7/17/2025	950,000	949,453
Truist Financial Corp 1.267% 3/2/2027 (d)	970,000	943,872
Truist Financial Corp 4.26% 7/28/2026 (d)	80,000	79,908
Truist Financial Corp 6.047% 6/8/2027 (d)	1,110,000	1,124,330
US Bancorp 5.727% 10/21/2026 (d)	1,020,000	1,023,838
US Bancorp 6.787% 10/26/2027 (d)	900,000	926,689
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.1985% 5/15/2028 (b)(d)	1,500,000	1,502,490
Wells Fargo & Co 3.196% 6/17/2027 (d)	1,191,000	1,173,881
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.0337% 1/15/2026 (b)(d)	1,100,000	1,101,893
		27,391,315
Capital Markets - 4.7%
Athene Global Funding 2.95% 11/12/2026 (c)	970,000	945,633
Athene Global Funding 4.86% 8/27/2026 (c)	781,000	782,807
Athene Global Funding 4.95% 1/7/2027 (c)	1,200,000	1,203,103
Athene Global Funding 5.62% 5/8/2026 (c)	1,120,000	1,129,738
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (d)	30,000	29,978
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (d)	1,200,000	1,205,525
Bank of New York Mellon/The U.S. SOFR Averages Index + 0.71%, 5.0293% 4/20/2027 (b)(d)	1,500,000	1,504,097
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	1,100,000	1,079,142
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	1,200,000	1,169,797
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)	930,000	927,361
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.065%, 5.3541% 8/10/2026 (b)(d)	1,500,000	1,501,860
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (b)(d)	807,000	811,939
Morgan Stanley 1.512% 7/20/2027 (d)	1,180,000	1,138,539
Morgan Stanley 4.679% 7/17/2026 (d)	1,130,000	1,129,848
Morgan Stanley 5.05% 1/28/2027 (d)	1,100,000	1,102,338
Nasdaq Inc 5.65% 6/28/2025	600,000	600,068
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7364% 11/25/2026 (b)(d)	711,000	711,109
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (b)(d)	507,000	509,600
		17,482,482
Consumer Finance - 2.2%
American Express Co 3.95% 8/1/2025	30,000	29,984
American Express Co 5.389% 7/28/2027 (d)	1,100,000	1,109,810
American Express Co 5.645% 4/23/2027 (d)	1,100,000	1,109,906
American Express Co U.S. SOFR Averages Index + 0.97%, 5.2871% 7/28/2027 (b)(d)	1,500,000	1,505,577
American Express Co U.S. SOFR Averages Index + 1.35%, 5.6646% 10/30/2026 (b)(d)	1,100,000	1,104,634
American Express Co U.S. SOFR Index + 0.76%, 5.0485% 2/13/2026 (b)(d)	1,125,000	1,127,132
Ford Motor Credit Co LLC 4.389% 1/8/2026	435,000	431,525
Ford Motor Credit Co LLC 5.125% 6/16/2025	750,000	749,970
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (b)(d)	1,100,000	1,100,219
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.1765% 5/18/2026 (b)(d)	25,000	25,106
		8,293,863
Financial Services - 0.6%
CNH Industrial Capital LLC 5.45% 10/14/2025	1,000,000	1,003,307
Fiserv Inc 3.85% 6/1/2025	1,200,000	1,200,000
		2,203,307
Insurance - 1.4%
Equitable Financial Life Global Funding 1.7% 11/12/2026 (c)	1,000,000	960,767
Equitable Financial Life Global Funding 4.6% 4/1/2027 (c)	681,000	680,733
Jackson National Life Global Funding 3.05% 4/29/2026 (c)	760,000	749,862
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	916,000	919,480
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.2952% 1/14/2028 (b)(c)(d)	1,000,000	1,006,162
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.9683% 6/4/2026 (b)(c)(d)	25,000	25,047
Reinsurance Group of America Inc 3.95% 9/15/2026	760,000	753,524
		5,095,575
TOTAL FINANCIALS		60,466,542

Health Care - 1.3%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	1,100,000	1,092,725
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp 1.9% 6/1/2025	400,000	400,000
Health Care Providers & Services - 0.9%
CVS Health Corp 2.875% 6/1/2026	1,351,000	1,326,748
CVS Health Corp 5% 2/20/2026	930,000	931,274
HCA Inc 5.875% 2/15/2026	1,025,000	1,027,129
		3,285,151
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.7742% 2/20/2026 (b)(d)	30,000	30,051
Viatris Inc 1.65% 6/22/2025	20,000	19,952
		50,003
TOTAL HEALTH CARE		4,827,879

Industrials - 0.7%
Aerospace & Defense - 0.2%
Boeing Co 3.1% 5/1/2026	900,000	886,610
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	700,000	682,618
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,140,000	1,131,651
TOTAL INDUSTRIALS		2,700,879

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.02% 6/15/2026	930,000	938,613
Semiconductors & Semiconductor Equipment - 0.6%
Marvell Technology Inc 1.65% 4/15/2026	2,121,000	2,066,427
Software - 0.3%
VMware LLC 1.4% 8/15/2026	1,300,000	1,251,696
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	543,205
TOTAL INFORMATION TECHNOLOGY		4,799,941

Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (c)	1,100,000	1,082,576
Real Estate - 1.2%
Diversified REITs - 0.2%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	950,000	939,465
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	1,100,000	1,076,935
Specialized REITs - 0.7%
American Tower Corp 4% 6/1/2025	1,450,000	1,450,000
Crown Castle Inc 1.35% 7/15/2025	1,100,000	1,095,168
		2,545,168
TOTAL REAL ESTATE		4,561,568

Utilities - 2.2%
Electric Utilities - 1.1%
DTE Electric Co 4.25% 5/14/2027	201,000	199,893
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (c)	671,000	672,274
Pacific Gas and Electric Co 4.95% 6/8/2025	1,300,000	1,299,882
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (b)(d)	1,500,000	1,499,859
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	260,000	260,678
		3,932,586
Gas Utilities - 0.2%
East Ohio Gas Co/The 1.3% 6/15/2025 (c)	830,000	828,893
Independent Power and Renewable Electricity Producers - 0.3%
Constellation Energy Generation LLC 3.25% 6/1/2025	950,000	950,000
Multi-Utilities - 0.6%
Dominion Energy Inc 1.45% 4/15/2026	1,200,000	1,167,640
DTE Energy Co 1.05% 6/1/2025	1,250,000	1,250,000
		2,417,640
TOTAL UTILITIES		8,129,119

TOTAL UNITED STATES		108,730,924
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $189,901,869)		190,385,710

U.S. Treasury Obligations - 24.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/7/2025	4.27	5,850,000	5,804,633
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	20,950,300	20,802,993
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.36	15,400,000	15,434,891
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	25,900,000	25,889,630
US Treasury Notes 4.75% 7/31/2025	4.96 to 5.10	22,000,000	22,013,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,837,649)			89,945,897

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $2,939,290)	4.32	2,938,702	2,939,290

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $376,829,904)	377,602,460
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,516,451)
NET ASSETS - 100.0%	375,086,009

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,172,495 or 29.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,031,485	132,431,935	130,524,130	299,091	-	-	2,939,290	2,938,702	0.0%
Total	1,031,485	132,431,935	130,524,130	299,091	-	-	2,939,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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